Fidelity® Advisor Real Estate Fund

A Fund of Fidelity Advisor Series VII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 16.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

The following information supplements similar information found in the "Management Contract" section on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ARE/AREIB-09-01 March 25, 2009 1.777595.108

Supplement to the

Fidelity Advisor Focus Funds®

Fidelity® Advisor Biotechnology Fund,
Fidelity Advisor Communications Equipment Fund,
Fidelity Advisor Consumer Discretionary Fund,
Fidelity Advisor Electronics Fund,
Fidelity Advisor Energy Fund,
Fidelity Advisor Financial Services Fund,
Fidelity Advisor Health Care Fund,
Fidelity Advisor Industrials Fund,
Fidelity Advisor Technology Fund,
Fidelity Advisor Utilities Fund

Funds of Fidelity Advisor Series VII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 22.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Steve Barwikowski and Chris Lin have replaced Christopher Lee and Paul Jackson as co-managers of Advisor Electronics. All references to Christopher Lee and Paul Jackson in the "Management Contracts" section are no longer applicable.

Edward Yoon has been appointed as the co-manager of Advisor Health Care.

Benjamin Hesse has been appointed as the co-manager of Advisor Financial Services.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 40.

Sector Fund Manager(s)	Fund(s)
Steve Barwikowski and Chris Lin	Advisor Electronics
Matthew Sabel and Edward Yoon	Advisor Health Care
Richard Manuel and Benjamin Hesse	Advisor Financial Services

The following information supplements similar information found in the "Management Contracts" section beginning on page 41.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 492	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Electronics ($6 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Lin as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 87	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Electronics ($1 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,307	$ 1,219	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Health Care ($197 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hesse as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 404	$ 617	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Financial Services ($79 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of	Dollar Range of Shares
Steve Barwikowski	Advisor Electronics	January 31, 2009	none
Chris Lin	Advisor Electronics	January 31, 2009	none
Edward Yoon	Advisor Health Care	October 31, 2008	none
Benjamin Hesse	Advisor Financial Services	October 31, 2008	none

AFOC/AFOCIB-09-02 March 25, 2009 1.480127.131